Vanguard Funds

Supplement Dated October 3, 2023, to the Prospectuses and Summary Prospectuses

Important Changes to the Funds

Effective immediately, Vanguard is making changes to the portfolio managers of each Fund listed in the table below (each, an “impacted Fund,” and collectively, the “impacted Funds”) as a result of an internal realignment of the municipal bond team.

The impacted Funds’ investment objectives, strategies, and policies remain unchanged.

Prospectus and Summary Prospectus Text Changes

The following table lists each impacted Fund and the corresponding portfolio manager changes:

Vanguard Fund	Portfolio Manager(s) prior to October 3	Portfolio Manager(s) as of October 3
Vanguard California Intermediate-Term Tax-Exempt Fund	Adam M. Ferguson	Adam M. Ferguson James M. D’Arcy
Vanguard California Long-Term Tax-Exempt Fund	Stephen M. McFee	Stephen M. McFee Adam M. Ferguson
Vanguard California Municipal Money Market Fund	John M. Carbone	John M. Carbone John P. Grimes
Vanguard High-Yield Tax-Exempt Fund	Mathew M. Kiselak	Mathew M. Kiselak Adam M. Ferguson
Vanguard Intermediate-Term Tax-Exempt Fund	James M. D’Arcy	James M. D’Arcy Mathew M. Kiselak
Vanguard Limited-Term Tax-Exempt Fund	Adam M. Ferguson	Adam M. Ferguson James M. D’Arcy
Vanguard Long-Term Tax-Exempt Fund	Mathew M. Kiselak	Mathew M. Kiselak Stephen M. McFee
Vanguard Massachusetts Tax-Exempt Fund	Stephen M. McFee	Stephen M. McFee Grace Boraas
Vanguard Municipal Money Market Fund	Justin A. Schwartz	Justin A. Schwartz John P. Grimes
Vanguard New Jersey Long-Term Tax-Exempt Fund	Adam M. Ferguson	Adam M. Ferguson Grace Boraas
Vanguard New York Municipal Money Market Fund	John P. Grimes	John P. Grimes John M. Carbone
Vanguard Ohio Long-Term Tax-Exempt Fund	Stephen M. McFee	Stephen M. McFee Grace Boraas
Vanguard Pennsylvania Long-Term Tax-Exempt Fund	James M. D’Arcy	James M. D’Arcy Grace Boraas
Vanguard Short-Term Tax-Exempt Bond ETF	Stephen M. McFee	Justin A. Schwartz
Vanguard Tax-Exempt Bond Index Fund	Stephen M. McFee	Justin A. Schwartz
Vanguard Tax-Managed Balanced Fund	James M. D’Arcy Walter Nejman Aurélie Denis Michael R. Roach	James M. D’Arcy Grace Boraas Walter Nejman Aurélie Denis Michael R. Roach
Vanguard Ultra-Short-Term Tax-Exempt Fund	Justin A. Schwartz	Stephen M. McFee Adam M. Ferguson

References to portfolio managers who no longer manage an impacted Fund are removed.

The following text is added under the heading “Investment Advisor” in the Fund Summary section for each impacted Fund, as appropriate:

Grace Boraas, Portfolio Manager at Vanguard. She has co-managed the Fund since October 2023.

John M. Carbone, Principal of Vanguard. He has co-managed the Fund since October 2023.

James M. D’Arcy, CFA, Portfolio Manager at Vanguard. He has co-managed the Fund since October 2023.

Adam M. Ferguson, CFA, Portfolio Manager at Vanguard. He has co-managed the Fund since October 2023.

John P. Grimes, CFA, Portfolio Manager at Vanguard. He has co-managed the Fund since October 2023.

Mathew M. Kiselak, Principal of Vanguard. He has co-managed the Fund since October 2023.

Stephen M. McFee, CFA, Portfolio Manager at Vanguard. He has co-managed the Fund since October 2023.

Justin A. Schwartz, CFA, Portfolio Manager at Vanguard and Head of Municipal Index and Money Markets. He has managed the Fund since October 2023.

Prospectus Text Changes

References to portfolio managers who no longer manage an impacted Fund are removed.

The following text is added under the heading “Investment Advisor” in the More on the Fund(s) section for each impacted Fund, as appropriate:

Grace Boraas, Portfolio Manager at Vanguard. She has been with Vanguard since 2013, and has co-managed the Fund since October 2023. Education: B.S., Stetson University.

John M. Carbone, Principal and Portfolio Manager at Vanguard. He has managed investment portfolios since 1991, has been with Vanguard since 1996, and has co-managed the Fund since October 2023. Education: B.S., Babson College; M.S., Grand Canyon University; M.B.A., Southern Methodist University.

James M. D’Arcy, CFA, Portfolio Manager at Vanguard. He has worked in investment management since 1996, has managed investment portfolios since 1999, has been with Vanguard since 2011, and has co-managed the Fund since October 2023. Education: B.A., University of Colorado.

Adam M. Ferguson, CFA, Portfolio Manager at Vanguard. He has been with Vanguard since 2004, has worked in investment management since 2008, and has co-managed the Fund since October 2023. Education: B.S., Wilmington University; M.B.A., Drexel University.

John P. Grimes, CFA, Portfolio Manager at Vanguard. He has been with Vanguard since 1998, has worked in investment management since 2008, and has co-managed the Fund since October 2023. Education: B.A., Marquette University; M.B.A., Saint Joseph’s University.

Mathew M. Kiselak, Principal and Portfolio Manager at Vanguard. He has worked in investment management since 1987, has managed investment portfolios since 1990, and has co-managed the Fund since October 2023. Education: B.S., Pace University.

Stephen M. McFee, CFA, Portfolio Manager and co-lead of the municipal revenue team in Vanguard’s Fixed Income Group. He has been with Vanguard since 2005, has worked in investment management since 2007, and has co-managed the Fund since October 2023. Education: B.A./B.S., East Stroudsburg University; M.S., St. Joseph’s University.

Justin A. Schwartz, CFA, Portfolio Manager at Vanguard and Head of Municipal Index and Money Markets in Vanguard’s Fixed Income Group. He has been with Vanguard since 2004, has worked in investment management since 2004, has managed investment portfolios since 2010, and has managed the Fund since October 2023. Education: B.S., University of Richmond.

CFA® is a registered trademark owned by CFA Institute.

© 2023 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PS PMC 102023

Vanguard California Tax-Free Funds

Vanguard Massachusetts Tax-Exempt Funds

Vanguard New Jersey Tax-Free Funds

Vanguard New York Tax-Free Funds

Vanguard Ohio Tax-Free Funds

Vanguard Pennsylvania Tax-Free Funds

Supplement Dated October 3, 2023, to the Statement of Additional Information Dated March 29, 2023

Important Changes to Vanguard California Intermediate-Term Tax-Exempt Fund

Effective immediately, James M. D'Arcy has been added as co-portfolio manager of Vanguard California Intermediate-Term Tax-Exempt Fund (the Fund).

Adam M. Ferguson will continue to co-manage the Fund.

The Fund's investment objective, strategies, and policies remain unchanged.

Important Changes to Vanguard California Long-Term Tax-Exempt Fund

Effective immediately, Adam M. Ferguson has been added as co-portfolio manager of Vanguard California Long-Term Tax-Exempt (the Fund).

Stephen M. McFee will continue to co-manage the Fund.

The Fund's investment objective, strategies, and policies remain unchanged.

Important Changes to Vanguard California Municipal Money Market Fund

Effective immediately, John P. Grimes has been added as co-portfolio manager of Vanguard California Municipal Money Market Fund (the Fund).

John M. Carbone will continue to co-manage the Fund.

The Fund's investment objective, strategies, and policies remain unchanged.

Important Changes to Vanguard Massachusetts Tax-Exempt Fund

Effective immediately, Grace Boraas has been added as co-portfolio manager of Vanguard Massachusetts Tax-Exempt Fund (the Fund).

Stephen M. McFee will continue to co-manage the Fund.

The Fund's investment objective, strategies, and policies remain unchanged.

Important Changes to Vanguard New Jersey Long-Term Tax-Exempt Fund

Effective immediately, Grace Boraas has been added as co-portfolio manager of Vanguard New Jersey Long-Term Tax-Exempt Fund (the Fund).

Adam M. Ferguson will continue to co-manage the Fund.

The Fund's investment objective, strategies, and policies remain unchanged.

Important Changes to Vanguard New York Municipal Money Market Fund

Effective immediately, John M. Carbone has been added as co-portfolio manager of Vanguard New York Municipal Money Market Fund (the Fund).

John P. Grimes will continue to co-manage the Fund.

The Fund's investment objective, strategies, and policies remain unchanged.

Important Changes to Vanguard Ohio Long-Term Tax-Exempt Fund

Effective immediately, Grace Boraas has been added as co-portfolio manager of Vanguard Ohio Long- Term Tax-Exempt Fund (the Fund).

Stephen M. McFee will continue to co-manage the Fund.

The Fund's investment objective, strategies, and policies remain unchanged.

Important Changes to Vanguard Pennsylvania Long-Term Tax-Exempt Fund

Effective immediately, Grace Boraas has been added as co-portfolio manager of Vanguard Pennsylvania Long-Term Tax-Exempt Fund (the Fund).

James M. D'Arcy will continue to co-manage the Fund.

The Fund's investment objective, strategies, and policies remain unchanged.

Statement of Additional Information Text Changes

In the Investment Advisory and Other Services section, the following text and table replaces the information in the table under the subheading "1. Other Accounts Managed" on page B-54:

				No. of accounts	Total assets
				with	inaccounts with
		No. of		performance-	performance-
Portfolio Manager			Total assets	based	based
		accounts		fees	fees
Grace Boraas1	Registered investment companies	0	$0M	0	$0
	Other pooled investment vehicles	0	$0M	0	$0
	Other accounts	0	$0M	0	$0
John M. Carbone2	Registered investment companies6	1	$4.2B	0	$0
	Other pooled investment vehicles	0	$0M	0	$0
	Other accounts	0	$0M	0	$0
James M. D'Arcy3	Registered investment companies7	3	$82B	0	$0
	Other pooled investment vehicles	0	$0M	0	$0
	Other accounts	0	$0M	0	$0
Adam M. Ferguson4	Registered investment companies8	4	$53B	0	$0
	Other pooled investment vehicles	0	$0M	0	$0
	Other accounts	0	$0M	0	$0
John P. Grimes5	Registered investment companies9	1	$2.7B	0	$0
	Other pooled investment vehicles	0	$0M	0	$0
	Other accounts	0	$0M	0	$0
Stephen M. McFee	Registered investment companies10	5	$42B	0	$0
	Other pooled investment vehicles	0	$0M	0	$0
	Other accounts	0	$0M	0	$0

1 Ms. Boraas began co-managing Vanguard Massachusetts Tax-Exempt Fund, Vanguard New Jersey Long-Term Tax-Exempt Fund, Vanguard Ohio Long-Term Tax-Exempt Fund and Vanguard Pennsylvania Long-Term Tax-Exempt Fund on October 3, 2023. Information in the table is provided as of June 30, 2023.

2 Mr. Carbone began co-managing Vanguard New York Municipal Money Market Fund on October 3, 2023. Information in the table provided as of June 30, 2023.

3 Mr. D'Arcy began co-managing Vanguard California Intermediate-Term Tax-Exempt Fund on October 3, 2023. Information in the table provided as of June 30, 2023.

4 Mr. Ferguson began co-managing Vanguard California Long-Term Tax-Exempt Fund on October 3, 2023. Information in the table provided as of June 30, 2023.

5 Mr. Grimes began co-managing Vanguard California Municipal Money Market Fund on October 3, 2023. Information in the table provided as of June 30, 2023.

6 Includes Vanguard California Municipal Money Market Fund which held assets of $4.2 billion as of June 30, 2023.

7 Includes Vanguard Pennsylvania Long-Term Tax-Exempt Fund which held assts of $3.6 billion as of June 20, 2023.

8 Includes Vanguard New York Long-Term Tax-Exempt Fund, Vanguard California Intermediate-Term Tax-Exempt Fund and Vanguard New Jersey Long-Term Tax-Exempt Fund which collectively held assets of $21.8 billion as of June 30, 2023.

9 Includes Vanguard New York Municipal Money Market Fund which held assets of $2.7 billion as of June 30, 2023.

10 Includes Vanguard California Long-Term Tax-Exempt Fund, Vanguard Massachusetts Tax-Exempt Fund and Vanguard New York Long-Term Tax-Exempt Fund which collectively held assets of $11.5 billion as of June 30, 2023.

Within the same section, the following text is added under the subheading "4. Ownership of Securities" on page B-55:

As of June 30, 2023, Ms. Boraas did not own any shares of Vanguard Massachusetts Tax-Exempt Fund, Vanguard New Jersey Long-Term Tax-Exempt Fund, Vanguard Pennsylvania Long-Term Tax-Exempt Fund, or Vanguard Ohio Long-Term Tax-Exempt Fund.

As of June 30, 2023, Mr. Carbone did not own any shares of Vanguard New York Municipal Money Market Fund.

As of June 30, 2023, Mr. D'Arcy did not own any shares of Vanguard California Intermediate-Term Tax- Exempt Fund.

As of June 30, 2023, Mr. Ferguson did not own any shares of Vanguard California Long-Term Tax- Exempt Fund.

As of June 30, 2023, Mr. Grimes did not own any shares of Vanguard California Municipal Money Market Fund.

© 2023 The Vanguard Group, Inc. All rights reserved.	SAI 075A 102023
Vanguard Marketing Corporation, Distributor.

Vanguard Municipal Bond Funds

Supplement Dated October 3, 2023, to the Statement of Additional Information Dated February 27, 2023

Important Changes to Vanguard High-Yield Tax-Exempt Fund

Effective immediately, Adam M. Ferguson has been added as co-portfolio manager of Vanguard High-Yield Tax-Exempt Fund (the Fund).

Mathew M. Kiselak will continue to co-manage the Fund.

The Fund's investment objective, strategies, and policies remain unchanged.

Important Changes to Vanguard Intermediate-Term Tax-Exempt Fund

Effective immediately, Mathew M. Kiselak has been added as co-portfolio manager of Vanguard Intermediate-Term Tax-Exempt Fund (the Fund).

James M. D'Arcy will continue to co-manage the Fund.

The Fund's investment objective, strategies, and policies remain unchanged.

Important Changes to Vanguard Limited-Term Tax-Exempt Fund

Effective immediately, James M. D'Arcy has been added as co-portfolio manager of Vanguard Limited-Term Tax-Exempt Fund (the Fund).

Adam M. Ferguson will continue to co-manage the Fund.

The Fund's investment objective, strategies, and policies remain unchanged.

Important Changes to Vanguard Long-Term Tax-Exempt Fund

Effective immediately, Stephen M. McFee has been added as co-portfolio manager of Vanguard Long-Term Tax-Exempt Fund (the Fund).

Mathew M. Kiselak will continue to co-manage the Fund.

The Fund's investment objective, strategies, and policies remain unchanged.

Important Changes to Vanguard Municipal Money Market Fund

Effective immediately, John P. Grimes has been added as co-portfolio manager of Vanguard Municipal Money Market Fund (the Fund).

Justin A. Schwartz will continue to co-manage the Fund.

The Fund's investment objective, strategies, and policies remain unchanged.

Important Changes to Vanguard Tax-Exempt Bond Index Fund

Effective immediately, Justin A. Schwartz will be the portfolio manager of the Vanguard Tax-Exempt Bond Index Fund (the Fund).

Stephen M. McFee will no longer serve as the portfolio manager of the Fund as a result of an internal realignment of the municipal bond team.

The Fund's investment objective, strategies, and policies remain unchanged.

Important Changes to Vanguard Ultra-Short-Term Tax-Exempt Fund

Effective immediately, Adam M. Ferguson and Stephen M. McFee will be co-portfolio managers of Vanguard Ultra Short-Term Tax-Exempt Fund (the Fund).

Justin A. Schwartz will no longer serve as the portfolio manager of the Fund as a result of an internal realignment of the municipal bond team.

The Fund's investment objective, strategies, and policies remain unchanged.

Statement of Additional Information Text Changes

In the Investment Advisory and Other Services section, the following text and table replaces the information in the table under the subheading "1. Other Accounts Managed" on page B-42:

					Total assets in
				No. of accounts with	accounts with
		No. of		performance-based	performance-based
Portfolio Manager		accounts	Total assets	fees	fees
James M. D'Arcy1	Registered investment companies7	3	$82B	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0
Adam M. Ferguson2	Registered investment companies8	4	$53B	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0
John P. Grimes3	Registered investment companies	1	$4.4B	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0
Mathew M. Kiselak4	Registered investment companies9	2	$29.9B	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0
Stephen M. McFee5	Registered investment companies10	6	$43B	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0
Justin A. Schwartz6	Registered investment companies11	2	$34B	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0

1 Mr. D'Arcy began managing Vanguard Limited-Term Tax-Exempt Fund on October 3, 2023. Information in the table is provided as of June 30, 2023.

2 Mr. Ferguson began managing Vanguard High-Yield Tax-Exempt Fund and Vanguard Ultra-Short-Term Tax-Exempt Fund on October 3, 2023. Information in the table is provided as of June 30, 2023.

3 Mr. Grimes began managing Vanguard Municipal Money Market Fund on October 3, 2023. Information in the table is provided as of June 30, 2023.

4 Mr. Kiselak began managing Vanguard Intermediate-Term Tax-Exempt Fund on October 3, 2023. Information in the table is provided as of June 30, 2023.

5 Mr. McFee began managing Vanguard Long-Term Tax-Exempt Fund and Vanguard Ultra-Short-Term Tax-Exempt Fund on October 3, 2023. Information in the table is provided as of June 30, 2023.

6 Mr. Schwartz began managing Vanguard Tax-Exempt Bond Index Fund on October 3, 2023. Information in the table is provided as of June 30, 2023.

7 Includes Vanguard Intermediate-Term Tax-Exempt Fund which held assets of $70 billion as of June 30, 2023.

8 Includes Vanguard Limited-Term Tax-Exempt Fund which held assets of $31 billion as of June 30, 2023.

9 Includes Vanguard Long-Term Tax-Exempt Fund and Vanguard High-Yield Tax Exempt Fund which collectively held assets of $29.9B as of June 30, 2023.

10 Includes Vanguard Tax-Exempt Bond Index Fund which held assets of $30 billion as of June 30, 2023.

11 Includes Vanguard Ultra-Short-Term Tax-Exempt Fund and Vanguard Municipal Money Market Fund which collectively held assets of $34 billion as of June 30, 2023.

Within the same section, the following text is added under the subheading "4. Ownership of Securities" on page B-44:

As of June 30, 2023, Mr. D'Arcy owned shares of Vanguard Limited-Term Tax-Exempt Fund within the $50,001-$100,000 range.

As of June 30, 2023, Mr. Ferguson did not own any shares of Vanguard High-Yield Tax-Exempt Fund or Vanguard Ultra-Short-Term Tax-Exempt Fund.

As of June 30, 2023, Mr. Grimes did not own any shares of Vanguard Municipal Money Market Fund.

As of June 30, 2023, Mr. Kiselak did not own any shares of Vanguard Intermediate-Term Tax-Exempt Fund.

As of June 30, 2023, Mr. McFee did not own any shares of Vanguard Long-Term Tax-Exempt Fund or Vanguard Ultra-Short-Term Tax-Exempt Fund.

As of June 30, 2023, Mr. Schwartz did not own any shares of Vanguard Tax-Exempt Bond Index Fund.

© 2023 The Vanguard Group, Inc. All rights reserved.	SAI 045A 102023
Vanguard Marketing Corporation, Distributor.

Vanguard Tax-Managed Funds

Supplement Dated October 3, 2023, to the Statement of Additional Information Dated April 28, 2023

Important Changes to Vanguard Tax-Managed Balanced Fund

Effective immediately, Grace Boraas has been added as a co-portfolio manager of Vanguard Tax-Managed Balanced Fund (the Fund).

James M. D'Arcy, Walter Nejman, Aurélie Denis, and Michael R. Roach will continue to co-manage the Fund. The Fund's investment objective, strategies, and policies remain unchanged.

Statement of Additional Information Text Changes

In the Investment Advisory and Other Services section, the following text and table is added under the subheading "1. Other Accounts Managed" on page B-45:

					Total assets in
				No. of accounts with	accounts with
		No. of		performance-based	performance-based
Portfolio Manager		accounts	Total assets	fees	fees
Grace Boraas1	Registered investment companies2	0	$0	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0

1 Ms. Boraas began managing Vanguard Tax-Managed Balanced Fund on October 3, 2023. 2 Information in the table is provided as of June 30, 2023.

Within the same section, the following text is added under the subheading "4. Ownership of Securities" on page B-47:

As of June 30, 2023, Ms. Boraas did not own any shares of Vanguard Tax-Managed Balanced Fund.

© 2023 The Vanguard Group, Inc. All rights reserved.	SAI 103B 102023
Vanguard Marketing Corporation, Distributor.

Vanguard Wellington Fund

Supplement Dated October 3, 2023, to the Statement of Additional Information Dated March 7, 2023

Important Changes to Vanguard Short-Term Tax-Exempt Bond ETF

Effective immediately, Justin A. Schwartz will be the portfolio manager of the Vanguard Short-Term Tax-Exempt Bond ETF (the Fund).

Stephen M. McFee will no longer serve as the portfolio manager of the Fund as a result of an internal realignment of the municipal bond team.

The Fund's investment objective, strategies, and policies remain unchanged.

Statement of Additional Information Text Changes

In the Investment Advisory and Other Services section, the following text and table replaces the information on the table for Stephen M. McFee under the subheading "1. Other Accounts Managed" on page B-33:

					Total assets in
				No. of accounts with	accounts with
		No. of		performance-based	performance-based
Portfolio Manager		accounts	Total assets	fees	fees
Justin A. Schwartz1	Registered investment companies2	2	$34B	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0

1 Justin A. Schwartz began managing Vanguard Short-Term Tax-Exempt Bond ETF on October 3, 2023. 2 Information in the table is provided as of June 30, 2023.

Within the same section, the following text is added under the subheading "4. Ownership of Securities" on page B-34:

As of June 30, 2023, Mr. Schwartz did not own any shares of Vanguard Short-Term Tax-Exempt Bond ETF.

© 2023 The Vanguard Group, Inc. All rights reserved.	SAI V014A 102023
Vanguard Marketing Corporation, Distributor.